20. Restrictions on Cash	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Restrictions on Cash

The Federal Reserve Bank requires the Bank to maintain reserve balances. The total of those reserve balances including available vault cash at December 31, 2016 and 2015 was $4,346 and $3,892 respectively.